TAXATION - Components of loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Income (loss) before income taxes, Domestic	$ 23,500,189	$ 6,426,623
Income (loss) before income taxes, Foreign	(11,191,729)	(8,944,609)
Income (loss) before income taxes	$ 12,308,460	$ (2,517,986)